Finance income and finance expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income and finance expenses
Debt securities - at amortised cost	$ 1,256	$ 1,976	$ 2,536
Debt securities - at FVOCI	72	69	68
Loans receivable	22	70	1,403
Tax refund		48
Bank deposits	399	181	10
Total interest income arising from financial assets	1,749	2,344	4,017
Equity securities at FVTPL	750	1,371	1,231
Mandatorily measured at FVTPL - held for trading	128
Net foreign exchange gain	796
Finance income - other	1,674	1,371	1,231
Mandatorily measured at FVTPL - held for trading		(1,698)	(115)
Interest expense	(84)	(76)	(61)
Bank charges	(359)	(353)	(347)
Transaction cost		(116)
Unwinding of discount on the put option liability		(129)	(129)
Net foreign exchange loss		(5,186)	(3,395)
Finance expenses	$ (443)	$ (7,558)	$ (4,047)